Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party balances and transactions
Schedule of repayments for construction to related parties

	December 31,
	2023		2022		2021
ICA Constructora, S.A. de C.V. (1)	Ps.	—	Ps.	—	Ps.	939
Autovía Golfo Centro, S.A. de C. V. (1)		—		—		215,772
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (2)		2,899		1,872		6,787
MVD 1994 Real State Construction. S.R.L. DE c.v.		11,466		4,436		—
VCD Inmobiliaria y Construcción, S. A. P. I. de C. V. (2)		29,308		3,294		—
	Ps.	43,673	Ps.	9,602	Ps.	223,498

Schedule of accounts payable with related parties

	December 31,
Payable:	2023		2022		2021
Servicios de Tecnología Aeroportuaria, S.A. de C.V. (2)	Ps.	186,971	Ps.	123,905	Ps.	78,939
Operadora Nacional Hispana, S.A. de C.V. (2)		5,906		5,100		2,949
VCD Construcción y Desarrollo, S.A.P.I. de C.V. (2)		2,767		3,157		3,508
ICA Ingeniería S. A. de C. V. (1)		—		—		367
Actica Sistemas, S. de R.L. de C.V. (1)		—		—		4,026
Autovía Golfo Centro S.A. de C.V. (1)		—		—		30,757
GGA Capital, S.A.P.I. de C.V. (2)		247,695		149,695		110,495
VCD Inmobiliaria y Construcción, S.A.P.I. de C.V. (2)		819		3,864		—
ICA Constructora, S. A. de C. V. (1)		—		—		27,419
Controladora de Operaciones de Infraestructura, S.A. de C.V. (1)		—		—		10,298
Grupo Hotelero Santa Fe, S. A. de C. V. (2)		635		758		491
MVD 1994 Real Estate Construction, S.R.L. de C.V.		8,140		—		—
	Ps.	452,933	Ps.	286,479	Ps.	269,249
(1)	Entity considered as related party until December 7, 2022
(2)	Affiliated entity

Schedule of principal transactions with related parties performed in the normal course of business

	Year ended December 31,
	2023		2022		2021
Capital Expenditures:
Industrial warehouse	Ps.	130,079	Ps.	52,550	Ps.	7,548
Expenses:
Payments from technical assistance received		237,896		177,667		133,458
Administrative services		50,300		24,834		23,420
Improvements to assets under concession:
Terminal building		—		1,083,039		961,061